Other assets-Other / Other liabilities	6 Months Ended
Sep. 30, 2023
Other assets Office buildings, land, equipment and facilities and Other Other liabilities [Abstract]
Other assets—Other / Other liabilities
9. Other assets—Other / Other liabilities:
The following table presents components of
Other assets—Other and Other liabilities
in the consolidated balance sheets as of March 31, 2023 and as of September 30, 2023.

	Millions of yen
	March 31, 2023	September 30, 2023
Other assets—Other:
Securities received as collateral	¥268,591	¥309,466
Goodwill and other intangible assets	36,194	40,927
Deferred tax assets	22,645	18,026
Investments in equity securities for other than operating purposes (1)	249,865	261,169
Deposit receivables (2)	298,705	269,834
Prepaid expenses	19,727	29,016
Other	118,980	86,225

Total	¥1,014,707	¥1,014,663

Other liabilities:
Obligation to return securities received as collateral	¥268,591	¥309,466
Accrued income taxes	42,254	46,959
Other accrued expenses and provisions	479,491	484,410
Operating lease liabilities	193,883	200,262
Other	191,302	178,061

Total	¥1,175,521	¥1,219,158

(1)	Includes equity securities without a readily determinable fair value of ¥65,365 million as of March 31, 2023 and as of September 30, 2023 respectively.
(2)	Includes Japan Securities Clearing Corporation’s clearing fund.